Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Financial Risk Management
Schedule of breakdown of the Group's main monetary net assets and liabilities

	As of December 31,	As of December 31,
Currency Exposure / Functional currency	2022	2021
U.S. Dollar / Argentine Peso	(587,955)	(466,240)
U.S. Dollar / Armenian Dram	14,847	(16,565)
Euro / Armenian Dram	4,637	9,267
Euro / Argentine Peso	(1,151)	(11,932)

Schedule of breakdown of the Group's fixed-rate and floating-rate borrowings

	At December 31,
	2022	2021
Fixed rate (*)	1,075,778	955,978
Variable rate	389,659	483,625
	1,465,437	1,439,603

(*) As of December 31, 2022 includes USD 103.5 million of short-term borrowings (USD 156.6 million as of December 2021) and USD 972.3 million of long-term borrowings (USD 799.4 million as of December 31, 2021).

Schedule provision for loss allowance for trade receivables and contract assets

			Past due
	Trade			30‑60	60‑90	90‑180	> 180
	Receivables	Not due	0‑30 days	days	days	days	days
At December 31, 2022
Trade receivables – gross carrying amount	140,335	75,105	20,644	5,420	4,426	5,815	28,925
Contract assets – gross carrying amount	2,053	2,053	-	-	-	-	-
Expected loss rate (*)		0%	4%	17%	15%	29%	88%
Provision for loss allowance	(29,718)	(152)	(845)	(945)	(672)	(1,660)	(25,444)
Net value	112,670	77,006	19,799	4,475	3,754	4,155	3,481

			Past due
	Trade			30‑60	60‑90	90‑180	> 180
	Receivables	Not due	0‑30 days	days	days	days	days
At December 31, 2021
Trade receivables - gross carrying amount	143,401	52,404	13,768	5,072	1,763	4,446	65,948
Expected loss rate (*)		1%	5%	11%	14%	36%	86%
Provision for loss allowance	(60,510)	(720)	(634)	(544)	(249)	(1,606)	(56,757)
Net value	82,891	51,684	13,134	4,528	1,514	2,840	9,191

(*)  Average expected loss rate. As of December 31, 2022 and 2021, includes effect of Argentine customer situation as described in Note 26.a. as well as the impact of the provisions risen from the case by case analysis.

Schedule of provision for bad debts

	2022	2021
Balance at January 1,	(60,510)	(57,633)
Disposal of subsidiaries	310	-
Bad debts of the year	(13,432)	(12,287)
Recoveries	17,931	8,098
Write off	3,684	359
Translation differences and inflation adjustment	22,299	953
Balance at December 31,	(29,718)	(60,510)

Schedule of gains losses recognized in profit or loss in relation to impaired financial assets

	2022	2021	2020
Impairment losses
- movement in provision for impairment	(13,443)	(14,727)	(16,400)
- recovery of previous impairment losses	18,203	8,311	2,918
Net impairment losses on financial assets	4,760	(6,416)	(13,482)

Schedule of capital management

	At December 31,
	2022	2021
Borrowings	1,465,437	1,439,603
Less: Cash and cash equivalents	(385,265)	(375,783)
Net debt	1,080,172	1,063,820
Equity	862,369	773,608

Net debt to equity ratio	125%	138%

Schedule of financial instruments by category

	Assets at fair value	Assets at amortized
December 31, 2022	through profit and loss	cost	Total
Financial assets as per the statement of financial position
Trade receivables	-	110,617	110,617
Other receivables	-	107,708	107,708
Other financial assets (*)	15,952	57,669	73,621
Derivative financial assets	67	-	67
Cash and cash equivalents	-	385,265	385,265
Total	16,019	661,259	677,278

	Liabilities at fair value	Liabilities at
	through profit and loss	amortized cost	Total
Financial liabilities as per the statement of financial position
Borrowings	-	1,465,437	1,465,437
Leases liabilities	-	8,809	8,809
Derivative financial liabilities	51	-	51
Trade payables and other liabilities	-	1,100,603	1,100,603
Total	51	2,574,849	2,574,900

3 Financial Risk Management (Cont.)

B.	Financial instruments by category (Cont.)

	Assets at fair value	Assets at amortized
December 31, 2021	through profit and loss	cost	Total
Financial assets as per the statement of financial position
Trade receivables	-	82,891	82,891
Other receivables	-	110,743	110,743
Other financial assets (*)	31,843	62,638	94,481
Derivative financial assets	137	-	137
Cash and cash equivalents	-	375,783	375,783
Total	31,980	632,055	664,035

	Liabilities at fair value	Liabilities at
	through profit and loss	amortized cost	Total
Financial liabilities as per the statement of financial position
Borrowings	-	1,439,603	1,439,603
Leases liabilities	-	12,249	12,249
Trade payables and other liabilities	-	1,009,834	1,009,834
Total	-	2,461,686	2,461,686

(*)  Other financial assets measured at fair value are Level 1 hierarchy. The book value of these assets represents its fair value.